FAIR VALUE MEASUREMENT (Details 2) - Not designated as hedging instruments - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	$ 8,331	$ 9,643
Total derivatives liability	52,586	445
Derivatives Assets - current | Foreign exchange forward contracts
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	1,924	9,643
Derivatives Assets - current | Interest rate swaption
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	4,335
Derivatives assets - non-current | Commodity hedge
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	2,072
Derivatives liabilities - current | Foreign exchange forward contracts
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives liability	5,775	$ 445
Derivatives liabilities - current | Warrants
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives liability	25,265
Derivatives liabilities - current | Interest rate swap
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives liability	4,188
Derivatives liabilities - non-current | Interest rate swap
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives liability	$ 17,358